Leases - Carrying Value of Owned Property Leased to Third Parties Under Operating Leases (Detail) (USD $) In Millions, unless otherwise specified	Feb. 23, 2013	Feb. 25, 2012
Leases [Abstract]
Property, plant and equipment	$ 4	$ 6
Less accumulated depreciation	(3)	(3)
Property, plant and equipment, net	$ 1	$ 3